Stock Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock Compensation [Abstract]
Stock Compensation

Note 9:  Stock-based Compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model.  Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

The following table summarizes the allocation of non-cash stock-based compensation to our expense categories for the three month periods ended September 30, 2011 and 2010 (in thousands):

	Three Months Ended September 30, (unaudited)		Nine Months Ended September 30, (unaudited)
	2011	2010	2011	2010
Cost of revenue	$62	$28	$148	$155
Research and development	130	23	279	151
Selling, general and administrative	224	376	1,350	1,071
Total stock compensation expense	$416	$427	$1,777	$1,377

At September 30, 2011, total unrecognized compensation costs related to stock options was approximately $3.8 million, net of estimated forfeitures.  Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures and is expected to be recognized over a weighted average period of approximately 2.7 years.

Options granted to non-employees are measured at the grant date using a fair value options pricing model and remeasured to the current fair market value at each reporting period when classified as liabilities.   There were 12,500 options granted to consultants in the nine months ended September 30, 2011 which were fully vested upon grant.   The following assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted to non-employees:  dividend yield – 0%; risk free interest rate – 2.32%; expected volatility – 85.7%; and expected term – 5 years.

During the nine month period ended September 30, 2011, there were 1,392,108 stock options granted to employees and directors.  During the nine month period ended September 30, 2010, there were 853,085 stock options granted to employees and directors.  The following key assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted:

	For the Nine Months Ended September 30,
	2011	2010
Dividend yield	0%	0%
Risk free interest rates	1.04-2.37%	1.31 to 2.57%
Expected volatility	67.1 to 85.7%	80.6 to 86.9%
Expected term (in years)	3.5 to 5.5	3.5 to 5.5

The Company has not declared or paid any dividends and does not currently expect to do so in the near future.  The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield currently available on U.S. Treasury securities with an equivalent term.   Expected volatility is based on the weighted average historical volatility of the Company's common stock for the most recent five year period.  The expected term of options represents the period that our stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

For the nine months ended September 30, 2011, 200,000 options were granted to employees from the 2008 Incentive Stock Plan ("2008 Plan") with a fair value of approximately $0.8 million and 1,192,108 options were granted to employees and directors from the 2003 Stock Option Plan ("2003 Plan") with a fair value of approximately $4.8 million.  The weighted average fair value per share for options granted in the first nine months of 2011 was $3.95.

A summary of the Company's stock option activity for the nine months ended September 30, 2011 is presented in the following tables:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	3,152,114	$1.71
Options granted	1,404,608	7.49
Options exercised	(507,696)	1.14
Options forfeited	(12,630)	13.15
Options cancelled	(42,154)	3.98
Outstanding at September 30, 2011	3,994,242	$3.76	5.66	$2,851,148
Vested or expected to vest at September 30, 2011 (1)	3,914,896	$3.69	5.67	$2,678,730
Exercisable at September 30, 2011	2,659,287	$2.04	6.03	$2,806,795

(1) The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company's common stock.  There were 2,055,015 options in-the-money at September 30, 2011.   The Company's closing stock price was $2.63 as of September 30, 2011. The Company issues new shares of common stock upon exercise of stock options.

Note 11 - STOCK COMPENSATION

Employee stock purchase plan

In 2005, the stockholders approved the 2005 Employee Stock Purchase Plan ("ESPP").  The ESPP provides the Company's employees with the opportunity to purchase common stock through payroll deductions. Employees may purchase stock semi-annually at a price that is 85% of the fair market value at certain plan-defined dates. At December 31, 2010, the number of shares of common stock available for issuance was 300,000.  As of December 31, 2010, the plan had not been implemented.

Incentive compensation plans

In 2003, the Company established the 2003 Stock Option Plan (the "2003 Plan"). The 2003 Plan provided for the granting of options to purchase an aggregate of 920,000 shares of the common stock to employees and consultants. On July 2, 2003, the shareholders approved the plan and the 2003 Plan was subsequently amended by the Board of Directors on July 2, 2003 to reduce the number of additional shares that may be provided for issuance under the "evergreen" provisions of the 2003 Plan. The amended 2003 Plan provides for an increase of 200,000 shares in January 2004 and an annual increase on January 1 of each year for a period of nine (9) years commencing on January 1, 2005 of 3% of the diluted shares outstanding.  The shareholders approved an amendment to the 2003 Plan to provide grants of shares of common stock in addition to options to purchase shares of common stock. In 2010, 939,085 options were issued from the 2003 Plan.

The 2008 Incentive Stock Plan ("the 2008 Plan") adopted and approved by the Board of Directors on November 5, 2008 provides for  shares of common stock and options to purchase shares of common stock to employees, officers, directors and consultants.  The 2008 Plan has an aggregate of 2,000,000 shares.  In 2010, there were 10,500 options issued from the 2008 Plan.

Vesting terms of the options range from immediate vesting to a ratable vesting period of 5 years. Option activity for the years ended December 31, 2010, 2009 and 2008 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Balances at December 31, 2007	894,323	$2.62
Options granted	927,253	0.89
Options exercised	—	—
Options forfeited	(205,903)	2.29
Options cancelled	—	—
Balances at December 31, 2008	1,615,673	$1.63
Options granted	1,278,840	1.03
Options exercised	(5,342)	0.98
Options forfeited	(71,597)	2.60
Options cancelled	—	—
Balances at December 31, 2009	2,817,574	$1.33
Options granted	949,585	2.85
Options exercised	(529,728)	1.52
Options forfeited	(67,904)	3.17
Options cancelled	(17,413)	1.90
Balances at December 31, 2010	3,152,114	$1.71	6.30	$13,643,323
Vested or expected to vest at December 31, 2010(1)	3,119,631	$1.79	6.30	$13,509,634
Exercisable at December 31, 2010	2,688,073	$1.69	6.51	$11,733,483

(1)  The expected to vest options are the result of applying the pre-vesting forfeiture rate assumptions to total unvested options.

At December 31, 2010, there were 1,608,517 shares available for grant under the 2008 and 2003 Plans.

The aggregate intrinsic value in the table above represents the difference between the exercise price of the underlying options and the quoted price of the Company's common stock on December 31, 2010 for the options that were in-the-money.  As of December 31, 2010 there were 3,132,113 options that were in-the-money.   The Company's closing stock price was $6.00 as of December 31, 2010. The Company issues new shares of common stock upon exercise of stock options.  The intrinsic value of the 2010 options exercised was $1.5 million.

The following table summarizes information about stock options outstanding at December 31, 2010:

	Options Outstanding			Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.34 - $0.98	999,059	5.60	$0.81	986,098	$0.81
$1.00 - $1.51	1,088,497	6.42	1.21	932,224	1.23
$1.80 - $1.94	377,936	6.12	1.94	174,564	1.94
$2.60 - $3.92	584,622	7.19	3.13	493,187	3.10
$5.80 - $22.50	102,000	7.60	7.04	102,000	7.04
	3,152,114	6.30	$1.71	2,688,073	$1.69

Stock based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair value of stock options is estimated at the date of grant using the Black-Scholes option valuation model.   Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method.

The following table summarizes the allocation of stock-based compensation to expense categories for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	For the years ended December 31,
	2010	2009	2008
Cost of revenue	$176	$134	$134
Research and development	172	201	237
Selling, general, and administrative	1,473	775	557
Total stock compensation expense	$1,821	$1,110	$928

At December 31, 2010, total unrecognized compensation costs related to stock options was approximately $0.3 million, net of estimated forfeitures.  Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures and is expected to be recognized over a weighted average period of approximately 1.2 years.  The total fair value of the shares that vested in 2010 was $1.5 million.

Options granted to non-employees are measured at the grant date using a fair value options pricing model and remeasured to the current fair market value at each reporting period as the underlying options vest and services are rendered.  In May 2009, there were 60,000 options granted to consultants, of which the unvested options were remeasured to the current fair market value of $101 thousand at December 31, 2010.  The following assumptions were used in the Black-Scholes option pricing model to determine the fair value of stock options granted:  dividend yield – 0%; risk free interest rates – 0.64% to 1.70%; expected volatility – 68% to 84%; and expected term – 3 years.

In determining the fair value of stock options granted during the years ended December 31, 2010, 2009 and 2008, the following key assumptions were used in the Black-Scholes option pricing model:

	For the years ended December 31,
	2010	2009	2008

Dividend yield	0%	0%	0%
Risk free interest rates	1.14-2.57%	1.44 – 2.51%	1.71% - 3.37%
Expected volatility	81%-87%	68% - 86%	87% -92%
Expected term ( in years)	3.5-5.5 years	3-5.5 years	5 years

The weighted average fair value per share for options granted in 2010, 2009, and 2008 was $1.91, $0.64, and $0.61, respectively.  We have not declared or paid any dividends and do not currently expect to do so in the near future.  The risk-free interest rate used in the Black-Scholes option pricing model is based on the implied yield currently available on U.S. Treasury securities with an equivalent term.   Expected volatility is based on the weighted average historical volatility of the Company's common stock for the most recent five year period.  The expected term of options represents the period that eMagin's stock-based awards are expected to be outstanding and was determined based on historical experience and vesting schedules of similar awards.

Warrants

At December 31, 2010, there are 2,657,629 warrants to purchase shares of common stock outstanding and exercisable at exercise prices ranging from $0.48 to $7.54 and expiration dates ranging from July 21, 2011 to December 22, 2013.

	Outstanding Warrants
	Shares	Weighted Average Exercise Price
Balances at December 31, 2006	3,548,174	$7.05
Warrants granted	4,831,859	0.88
Warrants exercised	(9,524)	0.35
Warrants expired	(30,000)	4.26
Balances at December 31, 2007	8,340,509	$2.65
Warrants granted	4,038,740	1.22
Warrants exercised	—	—
Warrants expired	(100,009)	27.60
Balances at December 31, 2008	12,279,240	$1.88
Warrants granted	—	—
Warrants exercised	(2,900,000)	1.03
Warrants expired	(111,418)	1.28
Balances at December 31, 2009	9,267,822	$2.16
Warrants granted	—	—
Warrants exercised	(5,248,811)	1.24
Warrants expired	(1,361,382)	8.17
Balances at December 31, 2010	2,657,629	$0.89